Average Annual Total Returns - Victory High Yield Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	5.26%	9.00%	6.41%	2.78%	6.32%	3.68%	2.98%	5.73%	3.72%	5.68%	8.71%	5.88%	7.24%	9.07%	6.26%	7.73%	9.75%	6.89%	7.11%	8.59%	6.80%